SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 100.4%

CAYMAN ISLANDS — 81.8%
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl CR
4.738%, VAR ICE LIBOR USD 3 Month+4.520% 07/20/29 (B)	$12,466,000	$11,462,362
ABPCI Direct Lending Fund CLO V, Ser 2019-5A, Cl C
5.218%, VAR ICE LIBOR USD 3 Month+5.000% 04/20/31 (B)	11,000,000	9,944,660
ABPCI Direct Lending Fund CLO VII, Ser 2019-7A, Cl C2
5.968%, VAR ICE LIBOR USD 3 Month+5.750% 10/20/31 (B)	4,300,000	4,021,962
Apex Credit CLO, Ser 2018-2A, Cl E
6.802%, VAR ICE LIBOR USD 3 Month+6.530% 10/20/31 (B)	14,300,000	9,295,000
Apex Credit CLO, Ser 2018-2A, Cl F
9.252%, VAR ICE LIBOR USD 3 Month+8.980% 10/20/31 (B)	7,600,000	4,180,000
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
04/17/33 (B)(C)	15,187,000	7,897,240
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.873%, VAR ICE LIBOR USD 3 Month+8.600% 04/17/33 (B)	11,250,000	7,875,000
B&M CLO, Ser 2014-1A, Cl E
6.021%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	2,572,500
Battalion CLO 18, Ser 2020-18A, Cl E
10/15/32 (C)	5,000,000	4,900,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)	12,746,000	3,313,960
Battalion CLO VIII, Ser 2020-8A, Cl D1R2
6.968%, VAR ICE LIBOR USD 3 Month+6.750% 07/18/30 (B)	10,990,000	9,778,902
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	16,172,800
Battalion CLO XI, Ser 2017-11A, Cl SUB
10/24/29 (B)(C)	38,324,300	27,593,496
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)	46,533,517	30,712,121
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)	47,870,000	26,807,200
Battalion CLO XVI, Ser 2019-16A, Cl SUB
12/19/32 (B)(C)	28,838,000	19,609,840
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)	30,840,000	14,248,080
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	4,161,760
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
6.818%, VAR ICE LIBOR USD 3 Month+6.600% 07/20/29 (B)	3,000,000	2,274,000
Benefit Street Partners CLO IV
07/20/26 (B)(C)	30,796,000	4,619,400
Benefit Street Partners CLO IX
07/20/25 (B)(C)	22,625,000	11,312,500
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	192,000
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	36,203,000	7,602,630
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)	36,750,000	9,933,525
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB
(B)(C)	36,680,000	18,340,000
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
01/15/29 (B)(C)	35,364,000	6,365,520
Benefit Street Partners Clo XII, Ser 2017-12A, Cl C
3.325%, VAR ICE LIBOR USD 3 Month+3.050% 10/15/30 (B)	9,562,000	8,701,420
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	15,338,320
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	20,533,700
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
10/15/32 (B)(C)	28,603,500	17,353,743

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

Description	Par Value	Fair Value

Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
07/15/31 (B)(C)	$17,190,000	$16,992,315
Benefit Street Partners CLO XXI, Ser 2020-21A, Cl E
8.297%, VAR ICE LIBOR USD 3 Month+8.040% 07/15/31 (B)	2,500,000	2,497,750
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)	55,000,000	39,930,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)	20,000,000	13,040,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	18,200,000	4,095,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR
3.737%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	4,225,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR
7.525%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	14,464,000	10,558,720
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	29,485,000	7,666,100
Cathedral Lake V, Ser 2018-5A, Cl E
6.318%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	6,435,000
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)	30,838,000	10,639,110
Dryden 75 CLO, Ser 2019-75A, Cl SUB
07/15/30 (B)(C)	24,090,000	16,381,200
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	3,024,000
Elevation CLO, Ser 2017-2A, Cl ER
6.587%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	6,849,914
Elevation CLO, Ser 2017-2A, Cl FR
8.877%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	6,511,449
Elevation CLO, Ser 2018-10A, Cl E
6.508%, VAR ICE LIBOR USD 3 Month+6.290% 10/20/31 (B)	14,000,000	11,453,998
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)	40,850,000	21,356,217
Elevation CLO, Ser 2018-8A, Cl F
8.105%, VAR ICE LIBOR USD 3 Month+7.860% 10/25/30 (B)	6,650,000	4,665,400
Evans Grove CLO, Ser 2018-1A, Cl E
6.756%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,343,792	6,540,655
Figueroa CLO, Ser 2013-2A, Cl SUB
06/20/27 (B)(C)	12,967,000	45,384
Garrison Funding, Ser 2019-1A, Cl A2L
2.968%, VAR ICE LIBOR USD 3 Month+2.750% 07/20/31 (B)	2,667,000	2,604,806
Great Lakes CLO, Ser 2014-1A, Cl ER
7.775%, 10/15/29	10,378,000	8,447,692
Great Lakes CLO, Ser 2014-1A, Cl FR
10.275%, VAR ICE LIBOR USD 3 Month+10.000% 10/15/29 (B)	6,063,000	4,765,518
Great Lakes CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	16,940,000	3,218,600
Great Lakes CLO, Ser 2015-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360% 01/16/30 (B)	17,689,000	13,779,731
Great Lakes CLO, Ser 2015-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000% 01/16/30 (B)	6,701,110	5,039,235
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	6,022,110
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D
7.158%, 01/22/31	15,700,000	13,423,500
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	6,673,275
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER
7.948%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	7,740,000
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR
7.498%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	18,709,110
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.342%, VAR ICE LIBOR USD 3 Month+7.070% 04/18/30 (B)	15,555,000	13,688,400

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

Description	Par Value	Fair Value

Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
04/18/30 (B)(C)	$1,667,000	$1,000,200
Lockwood Grove CLO, Ser 2014-1A, Cl ERR
6.095%, VAR ICE LIBOR USD 3 Month+5.850% 01/25/30 (B)	17,100,000	13,167,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	10,655,080
Marathon CLO, Ser 2019-2A, Cl BA
3.572%, VAR ICE LIBOR USD 3 Month+3.300% 01/20/33 (B)	1,000,000	967,250
Marathon CLO, Ser 2019-2A, Cl C1A
5.088%, VAR ICE LIBOR USD 3 Month+4.870% 01/20/33 (B)	1,000,000	911,620
Marathon CLO, Ser 2019-2A, Cl C2
6.242%, VAR ICE LIBOR USD 3 Month+5.970% 01/20/33 (B)	1,000,000	887,470
MCF CLO VIII, Ser 2018-1A, Cl SUB
07/18/30 (B)(C)	27,710,000	21,865,961
Monroe Capital MML CLO, Ser 2018-1A, Cl ER
7.508%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	12,508,500
Mountain View CLO, Ser 2017-1A, Cl DR
4.374%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,600,000
Mountain View CLO, Ser 2017-1A, Cl ER
7.924%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,227,788	6,136,673
Nassau CLO, Ser 2020-1A
5.003%, 07/20/29	3,000,000	2,805,570
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	8,447,334
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR
8.717%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	5,100,000	3,214,020
Neuberger Berman CLO XVI, Ser 2018-16SA, Cl SUB
01/15/28 (B)(C)	17,822,117	10,004,089
Neuberger Berman CLO XVII, Ser 2020-17A, Cl ER2
7.416%, VAR ICE LIBOR USD 3 Month+7.200% 04/22/29 (B)	6,200,000	5,734,380
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)	26,625,000	13,312,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/30 (B)	818,231	229,105
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	7,455,900
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	7,680,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	7,480,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	8,160,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 01/15/30 (B)	295,867	133,140
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR
10/19/31 (B)(C)	92,000	73,600
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR
10/19/31 (B)(C)	331,457	265,166
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)	18,000,000	10,303,380
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI
0.110%, 10/19/31 (B)	800,000	560,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)	4,050,000	2,977,965
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)	18,300,000	13,359,000
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC
0.051%, 01/19/32 (B)(C)	1,325,406	1,192,865
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
04/20/33 (B)(C)	8,625,000	6,468,750
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
04/20/33 (B)(C)	111,146	100,031

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

Description	Par Value	Fair Value

Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB
10/20/32 (C)	$14,719,000	$12,759,165
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF
10/20/32 (C)	108,125	108,125
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
7.995%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	19,531,848
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	10,469,760
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR
4.995%, VAR ICE LIBOR USD 3 Month+4.750% 10/25/28 (B)	5,269,000	5,003,864
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
6.295%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)	23,726,000	19,787,484
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.472%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	7,146,270
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)	50,029,000	18,010,440
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
3.798%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	5,300,000	4,300,791
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.598%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	9,042,138
Ocean Trails CLO 8, Ser 2020-8A, Cl D
5.175%, VAR ICE LIBOR USD 3 Month+4.900% 07/15/29 (B)	5,000,000	4,912,500
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	6,551,550
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	9,473,140
OCP CLO, Ser 2017-6A, Cl ER
8.278%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	6,566,400
OCP CLO, Ser 2019-16A, Cl SUB
01/20/32 (B)(C)	9,000,000	5,927,400
OCP CLO, Ser 2019-17A, Cl SUB
07/20/32 (B)(C)	15,000,000	11,475,000
OCP CLO, Ser 2020-19A, Cl SUB
07/20/31 (B)(C)	9,300,000	8,346,750
Pulsar Funding I, Ser 2019-1A, Cl B
3.718%, VAR ICE LIBOR USD 3 Month+3.500% 01/20/33 (B)	2,000,000	1,963,760
Shackleton CLO, Ser 2018-6RA, Cl F
8.588%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	6,302,669	3,886,226
Shackleton CLO, Ser 2018-6RA, Cl SU
07/17/28 (C)	19,200,000	2,880,000
Shackleton CLO, Ser 2019-14A, Cl SUB
07/20/30 (B)(C)	15,750,000	9,922,500
Shackleton CLO, Ser 2019-XV, Cl SUB
01/15/30 (C)	10,000,000	6,700,000
TCW CLO, Ser 2017-1A, Cl DR
3.420%, VAR ICE LIBOR USD 3 Month+3.150% 07/29/29 (B)	6,000,000	5,670,000
TCW CLO, Ser 2017-1A, Cl ER
7.020%, VAR ICE LIBOR USD 3 Month+6.750% 07/29/29 (B)	6,500,000	5,882,500
TCW CLO, Ser 2017-1A, Cl SUB
07/29/29 (B)(C)	26,999,000	17,549,350
TCW CLO, Ser 2018-1A, Cl SUB
04/25/31 (B)(C)	29,703,000	19,746,554
TCW CLO, Ser 2019-2A, Cl E
7.618%, VAR ICE LIBOR USD 3 Month+7.400% 10/20/32 (B)	4,000,000	3,780,000
TCW CLO, Ser 2019-2A, Cl SUB
10/20/32 (B)(C)	28,463,000	20,493,360
Telos CLO, Ser 2018-5A, Cl BR
1.753%, VAR ICE LIBOR USD 3 Month+1.480% 04/17/28 (B)	7,875,000	7,611,975
Telos CLO, Ser 2018-5A, Cl DR
3.518%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	15,100,190
Telos CLO, Ser 2018-5A, Cl ER
6.778%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	25,506,639	14,028,652

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

Description	Par Value	Fair Value

Trinitas CLO III, Ser 2018-3A, Cl DR
3.037%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	$6,625,000	$5,830,000
Trinitas CLO X, Ser 2019-10A, Cl E
7.137%, VAR ICE LIBOR USD 3 Month+6.900% 04/15/32 (B)	15,000,000	13,275,000
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	975,000
Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	12,750,000
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)	26,039,000	11,977,940
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	5,461,400
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	3,526,210
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	21,122,000	11,617,100
Voya CLO, Ser 2015-3A, Cl ER
8.772%, VAR ICE LIBOR USD 3 Month+8.500% 10/20/31 (B)	18,400,000	14,519,072
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (B)(C)	56,700,000	29,812,860
Voya CLO, Ser 2019-1A, Cl SUB
04/15/31 (B)(C)	4,300,000	3,397,000
Voya CLO, Ser 2020-2A
07/31/31 (C)	21,188,000	20,247,253
WhiteHorse X, Ser 2018-10A, Cl CR
2.368%, VAR ICE LIBOR USD 3 Month+2.150% 04/17/27 (B)	1,250,000	1,202,500

		1,243,008,406

IRELAND — 9.8%
Apex Credit CLO, Ser 2017-1A, Cl C
3.064%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,218,082
Apex Credit CLO, Ser 2017-1A, Cl D
3.864%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	4,717,100
Apex Credit CLO, Ser 2017-1A, Cl E
6.614%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,915,987	8,023,251
Battalion CLO V, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	469,040
Battalion CLO VIII, Ser 2015-8A, Cl SUB
07/18/30 (B)(C)	23,307,000	12,119,640
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB(C)
07/15/24 (B)(C)	23,450,000	4,455,500
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
7.025%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,649,540
CVP Cascade CLO, Ser 2014-2A, Cl D
5.072%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	7,386,000	3,315,575
CVP Cascade CLO, Ser 2014-2A, Cl E
6.072%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,295,300	1,493,154
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	1,250
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
7.832%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	18,501,229
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	4,200,000	3,176,040
JFIN CLO 2012, Ser 2018-1A, Cl BR
2.622%, VAR ICE LIBOR USD 3 Month+2.350% 07/20/28 (B)	5,000,000	4,915,650
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	18,988,220
JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	14,500,000	14,146,635
Longfellow Place CLO, Ser 2017-1A, Cl CRR
3.237%, VAR ICE LIBOR USD 3 Month+3.000% 04/15/29 (B)	4,547,990	4,286,480
Longfellow Place CLO, Ser 2017-1A, Cl DRR
4.737%, VAR ICE LIBOR USD 3 Month+4.500% 04/15/29 (B)	848,085	737,173

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

Description	Par Value/Shares	Fair Value

Longfellow Place CLO, Ser 2017-1A, Cl ERR
7.937%, VAR ICE LIBOR USD 3 Month+7.700% 04/15/29 (B)	$4,247,567	$3,027,241
Longfellow Place CLO, Ser 2017-1A, Cl FRR
8.737%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	7,932,644	1,756,288
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	2,773,000
OCP CLO, Ser 2017-4A, Cl ER
8.114%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	5,832,750
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	2,385
Zohar CDO, Ser 2007-3A, Cl A2
2.695%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	13,500,000
Zohar CDO, Ser 2007-3A, Cl A3
2.895%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)(D)	56,000,000	1,680,000

		148,785,223

JERSEY — 0.8%
Saranac CLO I, Ser 2017-1A, Cl ER
7.945%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,836,931	9,041,727
Saranac CLO VII, Ser 2017-2A, Cl ER
6.973%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	8,056,543	3,504,596

		12,546,323

UNITED STATES — 7.9%
Arch Street CLO, Ser 2018-2A, Cl DR
3.968%, VAR ICE LIBOR USD 3 Month+3.750% 10/20/28 (B)	8,112,758	7,065,401
Benefit Street Partners Warehouse Note
(C)	3,750,000	3,750,000
Ivy Hill IV Warehouse Note
07/03/21 (D)	85,000,000	72,250,001
Neuberger Berman Loan Advisers Warehouse Note
(C)	9,375,000	9,375,000
TCW CLO Warehouse Note, Ser 2020-1
(C)	39,750,000	27,825,000

		120,265,402

Total Asset-Backed Securities (Cost $1,706,294,188)		1,524,605,354

COMMON STOCK — 0.7%

UNITED STATES — 0.7%
Apollo Investment	111,660	923,428
Ares Capital	682,418	9,519,731

Total Common Stock (Cost $9,512,065)		10,443,159

CASH EQUIVALENT (E)(F) — 3.6%

UNITED STATES — 3.6%
SEI Daily Income Trust Government Fund, Cl F, 0.010%	54,122,009	54,122,009

Total Cash Equivalent (Cost $54,122,009)		54,122,009

Total Investments — 104.6% (Cost $1,769,928,262)		$1,589,170,522

Percentages based on Limited Partners’ Capital of $1,518,919,684.

Transactions with affiliated funds during the period ended September 30, 2020 are as follows:

	Value of Shares Held as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2020	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$18,060,822	$354,079,726	($318,018,539)	$—	$54,122,009	$242,232

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2020

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2020 was $1,524,605,354 and represented 100.4% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2020, the market value of Rule 144A positions amounted to $1,248,215,243 or 82.2% of Limited Partners’ Capital.

(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2020 was $87,430,001 and represented 5.8% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of September 30, 2020.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,524,605,354	$1,524,605,354
Common Stock	10,443,159	—	—	10,443,159
Cash Equivalent	54,122,009	—	—	54,122,009

Total Investments in Securities	$64,565,168	$—	$1,524,605,354	$1,589,170,522

(1)    Of the $1,524,605,354 in Level 3 securities as of September 30, 2020, $1,437,175,353 was valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2020	$1,788,457,348
Accrued discounts/premiums	2,002,044
Realized gain/(loss)	13,201,645
Change in unrealized appreciation/(depreciation)	(254,155,184)
Proceeds from sales	(274,935,160)
Purchases	250,034,661

Ending balance as of September 30, 2020	$1,524,605,354

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(256,329,572)

For the period ended September 30, 2020, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.